Nationwide Schroders Global Equity Fund
(formerly, Nationwide Global Sustainable Equity Fund)
Summary Prospectus August 26, 2026

Class/Ticker A GGEAX R6 GGEIX Institutional Service Class GGESX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated March 2, 2026 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective
The Nationwide Schroders Global Equity Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 93 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.20%	0.12%	0.37%
Total Annual Fund Operating Expenses	1.10%	0.77%	1.02%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that
SP-GEQ (8/26)
Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund

may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class R6 Shares	79	246	428	954
Institutional Service Class Shares	104	325	563	1,248
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.80% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in equity securities of companies located throughout the world, including the United States. The Fund’s subadviser normally invests the Fund’s assets primarily in common stocks. The Fund typically invests in at least five countries including the United States. The Fund also may invest in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund’s subadviser normally allocates the Fund’s investments across different countries and regions. The Fund nevertheless may have significant investments in one or more countries or particular sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities at the time of investment.For these purposes, equity securities include common stocks and other securities that represent an ownership interest in the issuer.
In selecting securities, the subadviser uses a fundamental, bottom-up approach that is based on earnings potential and market mispricings. Investment decisions are driven by deep fundamental and sustainability research. The subadviser seeks to identify companies that it believes will deliver strong forward earnings potential above the level expected by the market, i.e., stocks with positive “growth gaps,” which arise when company fundamentals diverge from market expectation due to:
●Overreaction to short-term news;
●Over-reliance on historical growth; and
●Failure to anticipate future earnings power.
As part of its investment process, the subadviser may evaluate issues such as climate change, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment’s risk and potential for profitability.
The subadviser may sell a stock if it identifies a more attractive investment opportunity. The subadviser also may sell a stock if it has reached a price target or if the subadviser has lost conviction in its original investment thesis.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the
Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund

world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
 Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets are considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. Companies in emerging market countries generally are subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.
Country or sector risk– if the Fund emphasizes one or more countries or economic sectors, it will be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
ESG integration risk – the environmental, social and governance (“ESG”) characteristics that may be evaluated as part of the Fund’s investment process, including issues such as climate change, environmental performance, labor standards and corporate governance, among others, are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific ESG characteristics to the investment process vary across asset classes, sectors and strategies. ESG characteristics are not the only factors that may be considered in selecting investments and as a result, investments may not have favorable ESG characteristics. While the Fund’s subadviser believes that the integration of sustainability analysis into the Fund’s investment process has the potential to identify financial risks and potentially contribute to the Fund’s long-term performance, there is no guarantee that the integration of ESG analysis will result in better performance. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Further, the regulatory landscape with respect to ESG investing is still developing and the Fund may modify or alter its investment process with respect to ESG integration. Notwithstanding that ESG integration is intended to identify material risks and economic opportunities, changing market conditions could cause the consideration of ESG factors to negatively impact the Fund’s performance in certain market cycles or conditions. The subadviser applies certain exclusionary criteria in the management of assets, and the subadviser will not invest on the Fund’s behalf in companies involved in the production, stockpiling, transfer and use of cluster munitions, anti-personnel mines or chemical or biological weapons or companies that generate more than 20% of their revenues from thermal coal mining. The exclusionary criteria applied by the subadviser may change from time to time.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
The Fund compares its performance to the MSCI All Country World Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
The Fund's performance prior to November 17, 2025, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund's current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Annual Total Returns– Class R6 Shares
(Years Ended December 31,)

Highest Quarter:	20.71%	–	Q2 2020
Lowest Quarter:	-22.31%	–	Q1 2020

Year-to-date total return:	8.34%	–	June 30, 2026
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2025)
	1 Year	5 Years	10 Years
Class A Shares– Before Taxes	18.30%	9.03%	11.37%
Class R6 Shares– Before Taxes	25.89%	10.71%	12.44%
Class R6 Shares– After Taxes on Distributions	21.99%	8.36%	10.65%
Class R6 Shares– After Taxes on Distributions and Sales of Shares	17.07%	7.88%	9.79%
Institutional Service Class Shares– Before Taxes	25.58%	10.54%	12.29%
MSCI All Country World Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.34%	11.19%	11.72%
MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.)	21.09%	12.15%	12.17%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Schroder Investment Management North America Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Alex Tedder	Portfolio Manager, CIO - Equities	Since 2025
Frank Thormann, CFA	Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* * Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by
Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund

mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds c/o U.S. Bank Global Fund Services P.O. Box 219336 Kansas City, MO 64121-9336	Overnight: Nationwide Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave., Suite 219336 Kansas City, MO 64105-1307	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund

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Summary Prospectus August 26, 2026

Nationwide Schroders Global Equity Fund